Stockholders' Equity - Summary of Share Split of Common Shares (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of classes of share capital [line items]
Number of shares	28,050,087	28,050,087	28,050,087
Total value	$ 471,282	$ 471,282	$ 471,282
Class A
Disclosure of classes of share capital [line items]
Number of shares	4,000,000
Class B
Disclosure of classes of share capital [line items]
Number of shares	11,025,000
Total value	$ 124,470
Class D
Disclosure of classes of share capital [line items]
Number of shares	8,571,428
Total value	$ 163,904
Class E
Disclosure of classes of share capital [line items]
Number of shares	4,453,659
Total value	$ 182,908